Commitments and Contingencies - Additional Information (Detail) - Social Capital Suvretta Holdings Corp. III [Member] - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Deferred underwriting fee	$ 7,700,000	$ 7,700,000
Director Restricted Stock Unit Award Agreement [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Number of shares of common stock committed to settle on a date following the year Business combination occurs	30,000	30,000
Director Restricted Stock Unit Award Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Loss Contingencies [Line Items]
Number of stock units granted	30,000	30,000